Group Annuity Contract - Additional Information (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at contract value	$ 461,192	$ 163,128
EBP, Traditional Guaranteed Investment Contract [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at contract value	$ 461,192	$ 163,128